NET INCOME FROM DISCONTINUED OPERATIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 0	$ 0
Cost of goods sold	0	0
Gross profit	0	0
General and administrative expenses	0	0
Net income from operations	0	0
Interest expense	0	0
Net income before income taxes	0	0
Net income from sale of subsidiaries to a related party	0	10,203,951
Net income before income taxes	0	10,203,951
Provision for income taxes	0	0
Net income from discontinued operations	0	10,203,951
Less: Net income attributable to the non - controlling interest	0	0
Net income from discontinued operations attributable to the Sino Agro Food, Inc. and subsidiaries	$ 0	$ 10,203,951